Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 2,833	¥ 3,556
Transfers out of level 1	3,103	2,716
Impairments	112,069
Mobile Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments			¥ 176,045
Mobile Communications | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate			12.00%
Mobile Communications | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate			(3.00%)
Mobile Communications | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate			11.00%
Home Entertainment & Sound | LCD Television Assets Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 4,929
All Other | Disc Manufacturing Business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 8,608
All Other | Disc Manufacturing Business | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate			10.00%
All Other | Disc Manufacturing Business | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate			(5.00%)
All Other | Disc Manufacturing Business | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate			(9.00%)
Components | Battery Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		¥ 30,643
Components | Battery Business Asset Group | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		10.00%
Components | Battery Business Asset Group | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		0.00%
Components | Battery Business Asset Group | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		14.00%
Semiconductors | Camera Module Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 23,860	¥ 59,616
Semiconductors | Camera Module Business Asset Group | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	10.00%	10.00%
Semiconductors | Camera Module Business Asset Group | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	(1.00%)	0.00%
Semiconductors | Camera Module Business Asset Group | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	8.00%	108.00%
Pictures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments	¥ 112,069
Pictures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	9.50%
Fair value measurements, earnings multiple	9.0
Pictures | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	3.00%
Pictures | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	4.50%